Goodwill and Other Intangible Assets (Changes in Carrying Amount of Goodwill by Segment) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Goodwill [Line Items]
Balance at beginning of year		¥ 936,424	¥ 478,943
Goodwill acquired during the year		3,487	498,130
Impairment loss	[1]	(33,912)
Translation adjustments and other		30,723	(40,649)
Balance at end of year		936,722	936,424
Office Business Unit
Goodwill [Line Items]
Balance at beginning of year		136,256	142,551
Goodwill acquired during the year		857	863
Impairment loss	[1]	(33,912)
Translation adjustments and other		9,855	(7,158)
Balance at end of year		113,056	136,256
Imaging System Business Unit
Goodwill [Line Items]
Balance at beginning of year		49,034	53,474
Goodwill acquired during the year		236
Translation adjustments and other		3,291	(4,440)
Balance at end of year		52,561	49,034
Medical System Business Unit
Goodwill [Line Items]
Transfer	[2]	499,855
Translation adjustments and other		60
Balance at end of year		499,915
Industry and Others Business Unit
Goodwill [Line Items]
Balance at beginning of year		258,456	282,918
Goodwill acquired during the year		2,394	4,589
Transfer	[2]	(7,177)
Translation adjustments and other		17,517	(29,051)
Balance at end of year		271,190	258,456
Unallocated
Goodwill [Line Items]
Balance at beginning of year	[2]	492,678
Goodwill acquired during the year	[2]		492,678
Transfer	[2]	¥ (492,678)
Balance at end of year	[2]		¥ 492,678

[1]	After entering the commercial printing business through the acquisition of Océ N.V. in 2010, the market environment surrounding this business has become significantly competitive and rapid technological changes have required increasing investments into R&D. These factors resulted in lower operating margin than expected, which led to the decline in the estimated fair value of this business which was determined based on the income approach. As the result of the annual goodwill impairment test as of October 1, 2017, it was determined that the estimated fair value of commercial printing business was less than its carrying value of the reporting unit. Based on the accounting policy described in Note 1, Canon recognized an impairment charge of ¥33,912 million representing the excess of the carrying amount over the reporting unit's fair value.
[2]	Canon did not complete the allocation of goodwill to the segments for impairment testing which was attributable to the acquisition of TMSC as of December 31, 2016. Based on the realignment of Canon's internal reporting and management structure, Canon newly established Medical System Business Unit effective at the beginning of the second quarter of 2017. Goodwill related to TMSC as well as goodwill related to certain medical business which was previously included in Industry and Others Business Unit have been transferred to Medical System Business Unit.